Components of Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development expenses
Share-based compensation expense	$ 1,917	$ 2,378	$ 3,826
Research and development expenses	17,709	15,432	12,920
General and administrative expenses
Depreciation - right-of-use assets	322	299
General and administrative expenses	16,082	11,492	13,315
Research and development expenses
Research and development expenses
Clinical trial expenses	3,675	4,970	3,205
Manufacturing & related process development expenses	5,789	2,148	1,547
Intellectual property expenses	397	544	618
Translational science expenses	0	264	673
Personnel-related expenses	6,324	6,023	4,754
Share-based compensation expense	1,305	1,371	2,087
Other expenses	219	112	36
General and administrative expenses
Employee compensation and benefits expense	6,324	5,983	4,645
General and administrative expenses
Research and development expenses
Share-based compensation expense	612	1,007	1,739
General and administrative expenses
Public company-related expenses	11,278	6,790	8,161
Office expenses	3,789	3,303	2,963
Depreciation - property and equipment	81	93	130
Depreciation - right-of-use assets	322	299	322
Employee compensation and benefits expense	$ 3,332	$ 2,870	$ 2,542